UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2018

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 2.1%
Ford Motor Co.	1,266,368	$12,714,335

Distributors - 1.2%
Genuine Parts Co.	77,184	7,510,775

Hotels, Restaurants & Leisure - 5.2%
Carnival Corp.	219,880	13,025,691
Cracker Barrel Old Country Store Inc.	26,488	3,880,360
Las Vegas Sands Corp.	3,867	278,037
McDonald’s Corp.	87,755	13,824,923

Total Hotels, Restaurants & Leisure		31,009,011

Media - 2.2%
Omnicom Group Inc.	191,987	13,214,465

Specialty Retail - 0.9%
L Brands Inc.	173,117	5,482,615

TOTAL CONSUMER DISCRETIONARY		69,931,201

CONSUMER STAPLES - 18.5%
Food Products - 9.0%
Archer-Daniels-Midland Co.	313,459	15,127,531
General Mills Inc.	320,802	14,776,140
Hershey Co.	105,840	10,394,547
Kraft Heinz Co.	236,016	14,219,964

Total Food Products		54,518,182

Household Products - 7.2%
Clorox Co.	96,470	13,039,850
Kimberly-Clark Corp.	134,714	15,338,536
Procter & Gamble Co.	183,506	14,841,965

Total Household Products		43,220,351

Tobacco - 2.3%
Altria Group Inc.	233,316	13,690,983

TOTAL CONSUMER STAPLES		111,429,516

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Exxon Mobil Corp.	181,149	14,765,455
Phillips 66	131,780	16,253,745
Valero Energy Corp.	133,446	15,793,334

TOTAL ENERGY		46,812,534

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 4.1%
Banks - 1.4%
People’s United Financial Inc.	278,079	$5,069,380
Umpqua Holdings Corp.	142,472	3,034,654

Total Banks		8,104,034

Capital Markets - 0.1%
Cohen & Steers Inc.	18,847	789,501

Insurance - 0.6%
Old Republic International Corp.	163,580	3,485,890

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Arbor Realty Trust Inc.	47,467	539,700
Granite Point Mortgage Trust Inc.	25,693	488,167
New Residential Investment Corp.	267,020	4,776,988
TPG RE Finance Trust Inc.	19,278	397,512

Total Mortgage Real Estate Investment Trusts (REITs)		6,202,367

Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial Inc.	36,363	475,264
New York Community Bancorp Inc.	436,288	4,698,822
Northwest Bancshares Inc.	44,619	804,034

Total Thrifts & Mortgage Finance		5,978,120

TOTAL FINANCIALS		24,559,912

HEALTH CARE - 2.6%
Pharmaceuticals - 2.6%
Pfizer Inc.	393,292	15,704,150

INDUSTRIALS - 7.5%
Air Freight & Logistics - 2.6%
United Parcel Service Inc., Class B Shares	129,408	15,514,725

Electrical Equipment - 4.9%
Eaton Corp. PLC	181,232	15,073,065
Emerson Electric Co.	203,245	14,690,549

Total Electrical Equipment		29,763,614

TOTAL INDUSTRIALS		45,278,339

INFORMATION TECHNOLOGY - 2.4%
IT Services - 2.4%
Paychex Inc.	207,694	14,335,040

REAL ESTATE - 14.7%
Equity Real Estate Investment Trusts (REITs) - 14.7%
Agree Realty Corp.	19,099	1,016,831
Apple Hospitality REIT Inc.	129,579	2,331,126
Chatham Lodging Trust	31,438	677,175
Crown Castle International Corp.	134,736	14,932,791

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Easterly Government Properties Inc.	37,093	$702,912
EPR Properties	54,053	3,593,984
Four Corners Property Trust Inc.	28,218	702,628
Gaming and Leisure Properties Inc.	110,812	4,024,692
Healthcare Trust of America Inc., Class A Shares	124,001	3,387,707
Highwoods Properties Inc.	60,594	2,975,771
Hospitality Properties Trust	76,762	2,170,062
Lamar Advertising Co., Class A Shares	60,283	4,438,637
Lexington Realty Trust	104,518	918,713
Liberty Property Trust	85,582	3,668,044
LTC Properties Inc.	23,334	983,995
Medical Properties Trust Inc.	201,126	2,898,226
Monmouth Real Estate Investment Corp.	29,016	483,697
National Health Investors Inc.	21,498	1,608,910
National Retail Properties Inc.	90,901	4,055,094
Piedmont Office Realty Trust Inc., Class A Shares	70,242	1,389,387
Public Storage	44,949	9,791,241
Sabra Health Care REIT Inc.	30,697	663,362
Select Income REIT	37,889	789,986
STORE Capital Corp.	145,152	3,984,422
Ventas Inc.	251,802	14,196,597
WP Carey Inc.	31,450	2,056,201

TOTAL REAL ESTATE		88,442,191

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
AT&T Inc.	407,504	13,027,903
Verizon Communications Inc.	295,110	15,239,480

TOTAL TELECOMMUNICATION SERVICES		28,267,383

UTILITIES - 24.9%
Electric Utilities - 10.9%
American Electric Power Co. Inc.	208,743	14,849,977
Duke Energy Corp.	183,246	14,956,538
Eversource Energy	202,671	12,306,183
Hawaiian Electric Industries Inc.	37,278	1,311,067
OGE Energy Corp.	116,378	4,217,539
Pinnacle West Capital Corp.	76,477	6,151,045
Xcel Energy Inc.	249,580	11,695,319

Total Electric Utilities		65,487,668

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 14.0%
Ameren Corp.		147,063	$9,126,730
CenterPoint Energy Inc.		271,752	7,739,497
Consolidated Edison Inc.		179,468	14,165,409
Dominion Energy Inc.		217,105	15,568,600
DTE Energy Co.		104,332	11,324,195
NorthWestern Corp.		39,473	2,341,933
Public Service Enterprise Group Inc.		262,613	13,540,326
WEC Energy Group Inc.		159,041	10,555,551

Total Multi-Utilities			84,362,241

TOTAL UTILITIES			149,849,909

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $581,730,256)			594,610,175

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $5,912,150)	1.790%	5,912,150	5,912,150

TOTAL INVESTMENTS - 99.7% (Cost - $587,642,406)			600,522,325
Other Assets in Excess of Liabilities - 0.3%			1,563,547

TOTAL NET ASSETS - 100.0%			$602,085,872

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At July 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-Mini S&P 500 Index	33	9/18	$4,584,942	$4,648,215	$63,273

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generaly in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds,

Notes to Schedule of Investments (unaudited) (continued)

credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

Notes to Schedule of Investments (unaudited) (continued)

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$594,610,175	—	—	$594,610,175

Short-Term Investments†	5,912,150	—	—	5,912,150

Total Investments	$600,522,325	—	—	$600,522,325

Other Financial Instruments:
Futures Contracts	63,273	—	—	63,273

Total	$600,585,598	—	—	$600,585,598

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018